Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI World Health Care Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent		1.13%	6.18%	7.33%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(4.56%)	6.54%	6.88%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(5.61%)	4.46%	4.61%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.93%)	4.80%	4.92%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		(0.41%)	7.01%	6.87%
Class R
Prospectus [Line Items]
Average Annual Return, Percent		1.01%	7.54%	7.25%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		1.52%	8.08%	7.78%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.61%	8.18%	7.83%

[1]	Performance for class R6 shares prior to their inception (6/01/20) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it been adjusted, returns would have been higher.